Group Companies	12 Months Ended
Dec. 31, 2024
Group Companies [Abstract]
Group companies
32.	Group companies

The following table (a) presents the current organisation structure of the Group at year end. Notes that the list of subsidiaries within the Group has changed greatly during the year due to the deconsolidation of the Legacy Hydrogen Entities and the subsequent acquisition of Quality Industrial Corp. and its subsidiary Al Shola. The group no longer lists its holding in its Joint Venture, Fusion Fuel Spain since its sale of its stake before year end. For comparative purposes, Management have included table (b) which lists the subsidiaries in the Group at the previous year end (2023). Note that these entities were included in the Group for the majority of the period in review December 31, 2024.

Group companies: Table (a)

Entity name	Country of incorporation	Principal activities	Group interest at December 31, 2024
Quality Industrial Corp.	United States	Operating company	67.04%
AL Shola Al Modea Gas Distribution LLC	Dubai	Operating company	51% (Indirect)
BrightHy Solutions Limited	Ireland	Operating company	100%
Fusion Fuel USA, Inc.	United States	Operating company	100%
Fusion Fuel Australia, PTY Ltd	Australia	Hydrogen production	100%
Fusion Fuel Australia – Pilot PTY Ltd	Australia	Hydrogen production	100%
Hanoi Asset Management, S.L.	Spain	Hydrogen production	100%
Fusion Fuel Morocco, S.A.S	Morocco	Dormant entity	100%

Group companies: Table (b)

Entity name	Country of incorporation	Principal activities	Group interest at December 31, 2024
Fusion Fuel Portugal, S.A.	Portugal	Operating company	0%
Fuel Cell Évora I, Unipessoal LDA	Portugal	Hydrogen production	0%
Fuel Cell Évora II, Unipessoal LDA	Portugal	Hydrogen production	0%
Fusion Fuel USA, Inc.	United States	Operating company	100%
Fusion Fuel Spain, S.L.	Spain	Hydrogen production	0%
Fusion Fuel Australia, PTY Ltd	Australia	Hydrogen production	100%
Fusion Fuel Australia – Pilot PTY Ltd	Australia	Hydrogen production	100%
Hevo Sines, Unipessoal LDA	Portugal	Hydrogen production	0%
Hevo Sines II, Unipessoal LDA	Portugal	Hydrogen production	0%
Hevo Sines III, Unipessoal LDA	Portugal	Hydrogen production	0%
Hevo Portugal, Unipessoal, LDA	Portugal	Hydrogen production	0%
HEVO II Industria, Unipessoal LDA	Portugal	Hydrogen production	0%
Hanoi Asset Management, S.L.	Spain	Hydrogen production	100%
Hevo Aveiro, Unipessoal LDA	Portugal	Hydrogen production	0%
Fusion Fuel Morocco, S.A.S	Morocco	Dormant entity	100%